ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2014
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

3.ACCOUNTS RECEIVABLE

	2013	2014
	RMB	RMB
Accounts receivable	66,155	75,773
Less: Allowance for doubtful accounts	(3,347)	(1,103)
	62,808	74,670

The movement of allowance for doubtful accounts is analyzed as follows:

	2012	2013	2014
	RMB	RMB	RMB
Balance at beginning of period	2,022	3,260	3,347
Additions	1,575	789	1,804
Write-offs	(337)	(702)	(4,048)
Balance at end of period	3,260	3,347	1,103